INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

12.	INCOME TAXES

Pre-tax book losses for domestic (Canada) and foreign (the U.S.) jurisdictions are as follows:

	Year ended	Period ended
	December 31, 2022	December 31, 2021
Domestic	$1,991,286	$1,295,736
Foreign	$3,401,146	$1,625,589

The provision for income taxes is as follows:

	Year ended	Period ended
	December 31, 2022	December 31, 2021
Current:
US Federal	$-	$-
Canada	-	-
Total current	-	-
Deferred:
US Federal	-	-
Canada	-	-
Total deferred	-	-
Provision for income taxes	$-	$-

Deferred income taxes are to be recognized on the expected future tax consequences of temporary differences between book and tax bases of assets and liabilities.

The reconciliation of the expected federal statutory income tax rate to the effective income tax rate is as follows:

	Year ended	Period ended
	December 31, 2022	December 31, 2021
Canadian statutory income tax rate	23.00%	23.00%
US state income taxes	3.15%	-
Prior period adjustments	(0.16)%	-
Entertainment	(0.01)%	(0.03)%
US federal rate differential	(1.26)%	(1.11)%
Valuation allowance	(22.60)%	(19.06)%
Stock-based compensation	(2.12)%	(2.80)%
Total	0.00%	0.00%

In 2022 and 2021, the Canadian corporate statutory rate of 23% is being used due to the reporting entity being domiciled in Canada.  In 2022 and 2021, the difference between the statutory and effective tax rate is due primarily to the application of a full valuation allowance against the deferred tax assets, Canadian stock-based compensation treatment, and income tax rate differences between Canadian and US jurisdictions.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

As of December 31,	2022	2021
Deferred tax assets:
Start-up costs	$149,746	$228,309
Net operating loss	1,734,528	329,133
Total deferred tax assets	1,884,274	557,443
Deferred tax liabilities:
Acquisition costs	(7,961)	-
Depreciation expense	(26,181)	-
Total deferred tax liabilities:	(34,142)	-
Less: valuation allowance	(1,850,132)	(557,443)
Net deferred taxes	$-	$-

As of December 31, 2022, $4,429,438 (2021 - $534,091) of U.S. federal net operating losses, $4,429,438 of U.S. state net operating losses, and $2,534,234 (2021 - $943,365) of Canadian net operating losses were available to the Company to offset future taxable income. The U.S. federal net operating losses will carryforward indefinitely and the Canadian net operating losses shall begin to expire in 2041. The U.S. state net operating losses generally start expiring in 20 years.

The Company may recognize the tax benefits from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2022 and 2021, the Company did not identify any uncertain tax positions that have a more likely than not chance of not being sustained upon examination by the tax authorities.

The Company has a December 31 tax year-end. The U.S. federal, U.S. state and Canadian income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed.